INCOME TAXES - Income tax expense (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
INCOME TAXES
Income tax expense	$ (887,648)
Total	$ 887,648 [1]

[1]	See restatement of financial statements in note 2.4 for further details.